CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 03, 2015
Beginning balance (in shares) at Dec. 03, 2015
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued	[1]	$ 863	24,137		25,000
Ordinary shares issued (in shares)	[1]	8,625,000
Net income				(25,162)	(25,162)
Ending balance at Dec. 31, 2015		$ 863	24,137	(25,162)	(162)
Ending balance (in shares) at Dec. 31, 2015		8,625,000
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued		$ 3,100	292,946,900		292,950,000
Ordinary shares issued (in shares)		31,000,000
Proceeds from issuance of Private Placement Warrants			8,200,000		8,200,000
Offering costs			(833,589)		(833,589)
Forfeiture of Initial Shareholder's shares pursuant to partial exercise of underwriters' over-allotment option		$ (88)	88
Forfeiture of Initial Shareholder's shares pursuant to partial exercise of underwriters' over-allotment option (in shares)		(875,000)
Ordinary shares subject to possible redemption		$ (2,951)	(295,104,599)		(295,107,550)
Ordinary shares subject to possible redemption (in shares)		(29,510,755)
Net income				(208,698)	(208,698)
Ending balance at Dec. 31, 2016		$ 924	5,232,937	(233,860)	5,000,001
Ending balance (in shares) at Dec. 31, 2016		9,239,245
Increase (Decrease) in Shareholders' Equity
Ordinary shares subject to possible redemption		$ 44	2,093,876		2,093,920
Ordinary shares subject to possible redemption (in shares)		443,610
Net income				(2,093,913)	(2,093,913)
Ending balance at Dec. 31, 2017		$ 968	$ 7,326,813	$ (2,327,773)	5,000,008
Ending balance (in shares) at Dec. 31, 2017		9,682,855
Increase (Decrease) in Shareholders' Equity
Net income					5,157,743
Ending balance at Sep. 30, 2018					$ 5,000,001

[1]	Includes 875,000 shares that were forfeited on November 25, 2016 following expiration of the underwriters’ over-allotment option at December 31, 2015 (see Note 6).